Summary of Expected Future Benefit Payments (Details) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
Principal pension plans [member]
Disclosure of expected future benefit payments [Line Items]
2022	$ 410
2023	433
2024	453
2025	472
2026	490
2027-2031	2,672
Total	4,930
Principal post retirement benefit plan [Member]
Disclosure of expected future benefit payments [Line Items]
2022	20
2023	21
2024	22
2025	23
2026	24
2027-2031	131
Total	241
Other pension and post retirement benefit plans [Member]
Disclosure of expected future benefit payments [Line Items]
2022	144
2023	145
2024	148
2025	150
2026	150
2027-2031	750
Total	$ 1,487